Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Charges (Detail) (USD $) In Millions, unless otherwise specified	84 Months Ended
	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Costs Incurred	$ 14,188
Activity	11,662	[1]
Accrual	2,526	[2]
Employee termination costs [Member]
Restructuring Cost and Reserve [Line Items]
Costs Incurred	10,602
Activity	8,167	[1]
Accrual	2,434	[2]
Asset impairments [Member]
Restructuring Cost and Reserve [Line Items]
Costs Incurred	2,564
Activity	2,564	[1]
Other restructuring charges [Member]
Restructuring Cost and Reserve [Line Items]
Costs Incurred	1,022
Activity	931	[1]
Accrual	$ 92	[2]

[1]	Includes adjustments for foreign currency translation.
[2]	Included in Other current liabilities ($1.6 billion) and Other noncurrent liabilities ($928 million).